Shareholder Report, Holdings (Details) - iREIT(R) - MarketVector Quality REIT Index ETF	Jul. 31, 2024
Cousins Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alexander & Baldwin, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Terreno Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Innovative Industrial Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Gaming and Leisure Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Agree Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Broadstone Net Lease, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EastGroup Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Regency Centers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%